Net financial activity in the issuance of securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Funds From Securities Issued
Opening balances on January 1	R$ 166,228,542	R$ 144,903,825
Issuance	101,692,599	105,221,591
Interest accrued	21,101,371	7,543,275
Settlement and interest payments	(64,795,895)	(92,274,643)
Exchange variation and others	(1,969,289)	834,494
Closing balance on December 31	R$ 222,257,328	R$ 166,228,542